SCHEDULE OF RECEIVABLES FROM CUSTOMERS NET (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)
Credit Loss [Abstract]
Dealing in securities for cash clients		$ 80,763	$ 64,272
Generating retrocession fee income		47,475	211,745
Advisory and consultancy income		570,044
Receivables, gross		698,282	276,017
Less: allowance for credit losses		(67,738)	(62,263)
Receivables, net	$ 81,339	$ 630,544	$ 213,754